Taxation	12 Months Ended
Dec. 31, 2017
Taxation
Taxation

19. Taxation

Under the laws of the countries of the Partnership's incorporation and the vessels' registration, the Partnership is not subject to tax on international shipping income. However, it is subject to registration and tonnage taxes, which are included in vessel operating costs in the consolidated statement of profit or loss.

Under the United States Internal Revenue Code of 1986, as amended (the "Code"), the U.S. source gross transportation income of a ship-owning or chartering corporation, such as the Partnership, is subject to a 4% U.S. Federal income tax without allowance for deduction, unless that corporation qualifies for exemption from tax under Section 883 of the Code and the Treasury Regulations promulgated thereunder. U.S. source gross transportation income consists of 50% of the gross shipping income that is attributable to transportation that begins or ends, but that does not both begin and end, in the United States.

The Partnership did not qualify for this exception for the three years ended December 31, 2017. During the year ended December 31, 2017, the estimated U.S. source gross transportation tax is $298 and is included under "Vessel Operating Costs" (December 31, 2016: $201 and December 31, 2015: $14).